Basic and Diluted Net Loss Per Share (Tables)	6 Months Ended
Jun. 30, 2025
Basic and Diluted Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Ordinary Share

The following table sets forth the computation of the Company’s basic and diluted net loss per Ordinary share:

	Six months ended June 30,
	2024	2025
	Unaudited
Numerator:
Net loss	$15,350	$18,805
Denominator:
Weighted-average shares used in computing net loss per Ordinary share, basic and diluted	69,789,717	75,452,040

Net loss per Ordinary share, basic and diluted	$0.22	$0.25